REVENUES - Disclosure of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Revenue [Abstract]
Copper contained in concentrate	$ 596,045	$ 573,479
Copper price adjustments on concentrate	3,093	1,533
Copper cathode	12,425	0
Copper price adjustments on cathode	(708)	0
Molybdenum concentrate	59,736	40,445
Molybdenum price adjustments on concentrate	(2,649)	1,267
Silver	5,878	6,437
Gold	2,120	0
Total gross revenue	675,940	623,161
Less: Treatment and refining costs	(3,036)	(15,068)
Total revenue	$ 672,904	$ 608,093